UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	1/31/2018

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Aluminum — 2.1%
Alcoa Corp.*	333,532	$17,350,334
Constellium NV (Netherlands) (Class A Stock)*	1,294,575	16,635,289

		33,985,623

Coal & Consumable Fuels — 0.4%
Arch Coal, Inc. (Class A Stock)	55,006	4,951,090
CONSOL Energy, Inc.*	60,220	1,952,935

		6,904,025

Commodity Chemicals — 0.8%
LyondellBasell Industries NV (Class A Stock)	6,722	805,564
Olin Corp.	331,800	12,369,504

		13,175,068

Copper — 7.3%
First Quantum Minerals Ltd. (Zambia)(a)	2,405,431	35,866,345
Freeport-McMoRan, Inc.*	803,908	15,676,206
Lundin Mining Corp. (Canada)	4,364,080	31,542,009
Nevsun Resources Ltd. (Canada)	2,994,659	6,257,133
Southern Copper Corp. (Peru)	577,533	28,039,227

		117,380,920

Diversified Chemicals — 2.7%
BASF SE (Germany)	6,549	768,056
Chemours Co. (The)	226,077	11,670,095
DowDuPont, Inc.	291,663	22,043,890
Eastman Chemical Co.	99,923	9,910,363

		44,392,404

Diversified Metals & Mining — 9.1%
Anglo American PLC (United Kingdom)	698,799	16,939,543
Arizona Mining, Inc. (Canada)*(a)	2,616,538	9,423,791
BHP Billiton Ltd. (Australia), ADR(a)	615,185	30,156,369
China Molybdenum Co. Ltd. (China) (Class H Stock)(a)	14,130,915	10,842,040
Glencore PLC (Switzerland)*	7,073,614	40,541,671
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	824,558	2,359,711
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*	2,082,400	5,959,389
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,763,422	1,745,788
Rio Tinto PLC (United Kingdom), ADR(a)	527,701	29,609,303

		147,577,605

Electrical Components & Equipment — 0.4%
Sunrun, Inc.*(a)	1,020,224	6,458,018

Fertilizers & Agricultural Chemicals — 1.9%
FMC Corp.	187,668	17,139,718
Monsanto Co.	5,754	700,837
Nutrien Ltd. (Canada)*	245,978	12,874,489

		30,715,044

Gold — 6.5%
Agnico Eagle Mines Ltd. (Canada)(a)	523,644	24,757,888
Alacer Gold Corp.*(a)	3,496,265	6,082,932
Algold Resources Ltd. (Canada), 144A*	43,790	5,162
Axmin, Inc. (Canada)*	666,158	24,372
Barrick Gold Corp. (Canada)	51,339	738,255
Guyana Goldfields, Inc. (Canada)*	181,366	697,448

Guyana Goldfields, Inc. (Canada), 144A*	2,654,213	10,206,852
Kinross Gold Corp. (Canada)*	1,536,936	6,654,933
Newmont Mining Corp.	543,927	22,034,483
Randgold Resources Ltd. (United Kingdom), ADR	328,855	33,266,972

		104,469,297

Integrated Oil & Gas — 4.8%
Chevron Corp.	3,853	482,974
Occidental Petroleum Corp.	10,162	761,845
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	923,055	32,361,092
Suncor Energy, Inc. (Canada)	1,208,187	43,796,779

		77,402,690

Oil & Gas Drilling — 2.6%
Helmerich & Payne, Inc.	1,670	120,290
Independence Contract Drilling, Inc.*	1,722,043	7,921,398
Patterson-UTI Energy, Inc.	1,412,484	33,362,872

		41,404,560

Oil & Gas Equipment & Services — 15.2%
Baker Hughes a GE Co.	5,823	187,209
Core Laboratories NV(a)	160,699	18,367,896
Halliburton Co.	1,361,666	73,121,464
National Oilwell Varco, Inc.	17,644	647,182
NCS Multistage Holdings, Inc.*	480,706	7,854,736
ProPetro Holding Corp.*(a)	1,079,511	20,165,265
RPC, Inc.(a)	338,323	6,834,125
Schlumberger Ltd.	643,859	47,375,145
Select Energy Services, Inc. (Class A Stock)*(a)	320,293	5,739,650
Solaris Oilfield Infrastructure, Inc. (Class A Stock)*	580,425	10,952,620
TechnipFMC PLC (United Kingdom)	805,328	26,140,947
Tenaris SA (Luxembourg), ADR(a)	634,086	22,193,010
Weatherford International PLC*(a)	1,395,407	5,497,904

		245,077,153

Oil & Gas Exploration & Production — 27.6%
Anadarko Petroleum Corp.	903,369	54,247,308
Cimarex Energy Co.	288,529	32,372,954
CNX Resources Corp.*	482,464	6,759,321
Concho Resources, Inc.*	390,693	61,510,706
Continental Resources, Inc.*(a)	666,508	37,011,189
Devon Energy Corp.	751,424	31,086,411
Encana Corp. (Canada)	1,643,402	20,345,317
EOG Resources, Inc.	496,618	57,111,070
EQT Corp.	12,863	698,332
Hess Corp.	16,215	819,020
Kosmos Energy Ltd. (Ghana)*(a)	754,930	5,216,566
Laredo Petroleum, Inc.*	1,166,055	11,345,715
Lekoil Ltd. (Nigeria)*	4,166,462	1,086,055
Lekoil Ltd. (Nigeria), 144A*	5,248,879	1,368,204
Lekoil Ltd. (Nigeria), Reg D*	14,524,211	3,785,966
Marathon Oil Corp.	36,510	664,117
Noble Energy, Inc.	1,314,569	40,120,646
Pioneer Natural Resources Co.	109,267	19,986,027
Range Resources Corp.	960,827	13,691,785
Silver Run Acquisition Corp. II*	664,418	7,308,598
Sintana Energy, Inc. (Canada)*	637,992	31,122
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	63,658
WPX Energy, Inc.*	2,593,188	38,197,659

		444,827,746

Oil & Gas Refining & Marketing — 4.6%
Andeavor	271,389	29,353,434
Marathon Petroleum Corp.	332,542	23,035,184
Phillips 66	5,902	604,365
Valero Energy Corp.	219,614	21,076,356

		74,069,339

Oil & Gas Storage & Transportation — 2.4%
Cheniere Energy, Inc.*	383,863	21,711,291
Kinder Morgan, Inc.	37,214	669,108
Targa Resources Corp.	321,463	15,430,224
Williams Cos., Inc. (The)	12,498	392,312

		38,202,935

Packaged Foods & Meats — 0.5%
Adecoagro SA (Argentina)*	925,814	8,971,138

Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	—

Renewable Electricity — 0.6%
NextEra Energy Partners LP(a)	228,773	10,274,195

Semiconductor Equipment — 0.6%
Versum Materials, Inc.	262,720	9,668,096

Silver — 0.7%
Wheaton Precious Metals Corp. (Canada)(a)	504,380	10,889,564

Specialty Chemicals — 2.2%
Albemarle Corp.	78,141	8,719,754
Celanese Corp. Series A	127,055	13,742,269
Ecolab, Inc.	1,171	161,223
PPG Industries, Inc.	6,343	753,104
Shin-Etsu Chemical Co. Ltd. (Japan)	5,711	653,430
Venator Materials PLC*	477,690	10,805,348

		34,835,128

Steel — 3.2%
ArcelorMittal (Luxembourg), ADR*(a)	23,272	846,868
Nucor Corp.	11,568	774,593
Reliance Steel & Aluminum Co.	131,246	11,495,837
Steel Dynamics, Inc.	542,729	24,639,897
Warrior Met Coal, Inc.(a)	489,154	13,681,638

		51,438,833

Trading Companies & Distributors — 0.9%
Univar, Inc.*	485,530	14,497,926

TOTAL LONG-TERM INVESTMENTS (cost $1,134,456,465)		1,566,617,307

SHORT-TERM INVESTMENTS — 12.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	48,229,880	48,229,880
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $159,535,112; includes $159,272,205 of cash collateral for securities on loan)(b)(w)	159,536,336	159,552,290

TOTAL SHORT-TERM INVESTMENTS (cost $207,764,992)		207,782,170

TOTAL INVESTMENTS — 110.0% (cost $1,342,221,457)		1,774,399,477
Liabilities in excess of other assets — (10.0)%		(161,011,526)

NET ASSETS — 100.0%		$1,613,387,951

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $154,404,258; cash collateral of $159,272,205 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,469,143. The aggregate value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$33,985,623	$—	$—
Coal & Consumable Fuels	6,904,025	—	—
Commodity Chemicals	13,175,068	—	—
Copper	117,380,920	—	—
Diversified Chemicals	43,624,348	768,056	—
Diversified Metals & Mining	73,294,962	74,282,643	—
Electrical Components & Equipment	6,458,018	—	—
Fertilizers & Agricultural Chemicals	30,715,044	—	—
Gold	94,262,445	10,206,852	—
Integrated Oil & Gas	45,041,598	32,361,092	—
Oil & Gas Drilling	41,404,560	—	—

Oil & Gas Equipment & Services	245,077,153	—	—
Oil & Gas Exploration & Production	438,587,521	6,240,225	—
Oil & Gas Refining & Marketing	74,069,339	—	—
Oil & Gas Storage & Transportation	38,202,935	—	—
Packaged Foods & Meats	8,971,138	—	—
Precious Metals & Minerals	—	—	—
Renewable Electricity	10,274,195	—	—
Semiconductor Equipment	9,668,096	—	—
Silver	10,889,564	—	—
Specialty Chemicals	34,181,698	653,430	—
Steel	51,438,833	—	—
Trading Companies & Distributors	14,497,926	—	—
Affiliated Mutual Funds	207,782,170	—	—

Total	$1,649,887,179	$124,512,298	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

United States (including 9.9% of collateral for securities on loan)	76.9%
Canada	11.7
United Kingdom	6.6
Netherlands	3.0
Switzerland	2.5
Zambia	2.2
Australia	1.9
Peru	1.7
Luxembourg	1.4
China	0.7
Argentina	0.6
Nigeria	0.4
Ghana	0.3
Germany	0.1
Japan	0.0 *
South Africa	0.0 *

110.0
Liabilities in excess of other assets	(10.0)

100.0%

*	Less than +/- 0.05%

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 16, 2018

*	Print the name and title of each signing officer under his or her signature.